Reverse Recapitalization	12 Months Ended
Jan. 31, 2022
Business Combinations [Abstract]
Reverse Recapitalization
3.	Reverse Recapitalization
As discussed in Note 1., on August 26, 2021, the Company completed the
Merger
.
Pursuant to the terms of the Merger Agreement, Merger Sub was merged with and into Legacy IronNet, with Legacy IronNet surviving the Merger as a wholly-owned subsidiary of Legacy LGL.
The following table reconciles the elements of the Merger to the consolidated statement of cash flows for the year ended January 31, 2022:

Recapitalization and Associated Transactions
Cash (Trust)	$173,015
Redemptions	(159,763)
Less: fees to underwriters and advisors	(9,038)

Net cash received from Merger recapitalization	4,214
Issuance of PIPE Shares	125,000
Less: PIPE fees to underwriters and advisors	(21,179)

Net cash received from PIPE Shares and Merger recapitalization	108,035
Less: debt settlement	(21,266)

Net proceeds from Merger recapitalization, PIPE Shares and debt settlement	$86,769

The number of outstanding shares of common stock of the Company as of January 31, 2022 is summarized as follows:

Shares by Type	Number of Shares
IronNet Class A Common Stock outstanding previous to the Merger	67,502
Issuance of common stock (exercise of ISOs and warrant)	29

Number of Shares issued at the date of the business combination (Recapitalization)
LGL Class A Common Stock outstanding previous to the Merger	17,250
Less: Redemption of LGL Class A previous to the Merger	(15,929)

Total Class A Shares issued to former LGL shareholders	1,321
LGL Founders Shares	3,234
PIPE Shares	12,500

Number of Share issued at the Merger	17,055
Number of Shares issued (redeemed) following the consummation of the Merger
Earnout Shares	1,078
Private Warrants (Exercised)	3,188
Public Warrants (Exercised)	29
Exercise of ISOs	158
Payments on subscription notes receivable	(55)
Shares repurchase related to loan pay-off	(108)

Total Shares of Common Stock as of January 31, 2022	88,876

In connection with the closing of and as a result of the consummation of the Merger, certain members of the Company’s management and employees received bonus payments in the aggregate amount of $515. The bonuses have been reflected in general and administrative expenses in the consolidated statements of operations.
The Company has incurred transaction costs in connection with the Merger. The transaction costs considered incremental have been expensed as incurred and these amounts, $2,328 for the year ended January 31, 2022, are included in general and administrative expenses in the accompanying consolidated statements of operations. On August 26, 2021, the Company received $13,251 held in Legacy LGL’s trust account, net of redemptions. Transaction costs related to the issuance of the trust shares were $9,038, which were recorded in additional paid in capital on the consolidated balance sheet.
The following activity occurred in connection with the consummation of the Merger:
IronNet Class A Common Stock (Legacy IronNet Founders Shares) and Preferred Shares
Pursuant to the Merger Agreement, at the effective time of the Merger, each outstanding share of Legacy IronNet preferred shares and common stock was converted into Class A common stock in the Combined company based on the Exchange Ratio established as part of the Merger, with each preferred share treated as if it were converted into ten shares of Legacy IronNet common stock on the effective date of the Merger. The Exchange Ratio was 0.8141070 of a share of Company common stock per fully-diluted share of Legacy IronNet common stock.
PIPE Shares
On August 26, 2021, a number of purchasers (each, a “Subscriber”) purchased from the Company an aggregate of 12,500 shares of Company common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $125,000, pursuant to separate subscription agreements entered into effective as of March 15, 2021 (each, a “Subscription Agreement”). Pursuant to the Subscription Agreements, the Company granted certain registration rights to the Subscribers with respect to the PIPE Shares. The sale of the PIPE Shares was consummated concurrently with the closing of the Merger in an amount of $125,000. Transaction costs related with the issuance were $21,179, which were recorded in the consolidated statement of cash flows as a financing activity.
Founders Shares
Reflects 3,234 shares of Class A common stock (the “Founder Shares”) for an aggregate purchase price of $24, or approximately $0.007 per share.
Debt Settlements
Loan and Security Agreement
On June 21, 2021, Legacy IronNet entered into a Loan and Security Agreement (“Term Loan” or “SVB Bridge”) with SVB Innovation Credit Fund VIII, L.P. for term loan advances of up to $15,000 to provide for working capital needs over the period leading up to completion of the combination with Legacy LGL. The Term Loan was able to be prepaid at any time and had a term for up to six months, or until the date on which Legacy IronNet completed its combination with Legacy LGL, whichever came sooner, and bore monthly interest at a per annum rate equal to eight percent, as well as customary fees for de-SPAC
bridge loans of this nature. As of August 26, 2021, in conjunction with the Merger, the Company repaid the term loan principal and accrued interest in an aggregate amount of $15,609.
PPP loan
On April 21, 2020, Legacy IronNet entered into a Paycheck Protection Program (“PPP”) loan from the US Small Business Administration pursuant to the provision of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act, receiving loan funds of $5,580. The loan bore interest at 1% and was payable in monthly installments beginning on September 15, 2021. The unsecured loan was evidenced by a promissory note of the Company with PNC Bank (the “Lender”). On August 26, 2021, in conjunction with the Merger, the Company repaid in full all amounts due and terminated all commitments and obligations under the unsecured PPP loan. As of January 31, 2021, Legacy IronNet had an interest accrual of $44 related to the PPP loan.
Loans to Employees
On December 29, 2018, Legacy IronNet entered into a loan with a current executive of the Company with a principal balance of $1,000 bearing an interest rate of 2.76% for a term of three years, which was secured by a pledge of certain shares of Legacy IronNet Class A common stock. As of August 26, 2021, in conjunction with the merger, the Company resolved the loan by having the executive surrender to the Company 108 shares that would have otherwise been issuable to the executive in the Merger.
Earnout Agreement
Pursuant to the terms of the Merger Agreement, Eligible Legacy IronNet Equityholders (as defined in the Merger Agreement) had the right to receive up to 1,078 shares (the “Earnout Shares”), to be issued at any time during the two years after of the Closing Date following the occurrence of the triggering event, which is: “…the date, occurring after the Closing Date and on or prior to the second anniversary of the Closing Date, on which the volume-weighted average closing sale price of one share of IronNet Stock quoted on the

New York Stock Exchange (or such other principal securities exchange or securities market on which the shares of Acquiror Stock are then listed) is equal to or greater than $13.00 for any ten (10) consecutive Trading Days occurring after the Closing Date.”
As of the close of trading on September 10, 2021, the requisite conditions of the earnout triggering event were satisfied and the Company issued 1,078 Earnout Shares to the Eligible Legacy IronNet Equityholders.
Legacy IronNet Restricted Stock Units and Stock Options
Pursuant to the terms of the Merger Agreement, each Legacy IronNet RSU and stock option outstanding immediately prior to the closing of the Merger, and which based on their terms did not terminate upon the closing of the Merger, remained outstanding. In the case of Legacy IronNet stock options, they were converted based on the number of shares of Legacy IronNet common stock subject to that option, multiplied by the Exchange Ratio, at an exercise price per share equal to the current exercise price per share for that option, divided by the Exchange Ratio. In the case of Legacy IronNet RSUs, they were converted based on the number of shares of Company common stock equal to the number of shares of Legacy IronNet common stock subject to that award, multiplied by the Exchange Ratio.
Under the terms of Legacy IronNet’s 2014 Stock Incentive Plan, the vesting of each RSU award was subject to, among other conditions, including a service requirement, the occurrence of a liquidity event, as defined by the Plan. On August 26, 2021, in connection with the close of the Merger with Legacy LGL, the Company’s Board of Directors resolved to deem the Merger as satisfying the Liquidity Event condition. The resolution resulted in a modification of the RSUs under ASC 718 “
Compensation—Stock Compensation.”
As a consequence of modification of the awards outstanding, the Company recognized a non-cash
expense in an amount of $169,360 during fiscal year 2022 related to 15,780 RSUs that remained outstanding as of January 31, 2022 under the 2014 Plan.